Pensions and post-retirement benefits	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Pensions and post-retirement benefits	Pensions and post-retirement benefits
Accounting for pensions and post-retirement benefits
The Barclays Bank Group operates a number of pension schemes and post-employment benefit schemes.
Defined contribution schemes – the Barclays Bank Group recognises contributions due in respect of the accounting period in the income statement. Any contributions unpaid at the balance sheet date are included as a liability.
Defined benefit schemes – the Barclays Bank Group recognises its obligations to members of each scheme at the period end, less the fair value of the scheme assets after applying the asset ceiling test.
Each scheme’s obligations are calculated using the projected unit credit method. Scheme assets are stated at fair value as at the period end.
Changes in pension scheme liabilities or assets (remeasurements) that do not arise from regular pension cost, net interest on net defined benefit liabilities or assets, past service costs, settlements or contributions to the scheme are recognised in other comprehensive income.
Remeasurements comprise experience adjustments (differences between previous actuarial assumptions and what has actually occurred), the effects of changes in actuarial assumptions, return on scheme assets (excluding amounts included in the interest on the assets) and any changes in the effect of the asset ceiling restriction (excluding amounts included in the interest on the restriction).
Post-employment benefit schemes – the cost of providing healthcare benefits to retired employees is accrued as a liability in the financial statements over the period that the employees provide services to the Barclays Bank Group, using a methodology similar to that for defined benefit pension schemes.
Pension schemes
UK Retirement Fund (UKRF)
The UKRF is the Barclays Bank Group’s main scheme, representing 96% (2023: 96%) of the Barclays Bank Group’s total retirement benefit obligations. Barclays Bank PLC is the principal employer of the UKRF. The UKRF was closed to new entrants on 1 October 2012, and comprises 10 sections, the two most significant of which are:
▪Afterwork, which comprises a contributory cash balance defined benefit element, and a voluntary defined contribution element. The cash balance element is accrued each year and revalued until Normal Retirement Age in line with the increase in Retail Price Index (RPI) (up to a maximum of 5% p.a.). The main risks that the Barclays Bank Group runs in relation to Afterwork are limited although additional contributions are required if pre-retirement investment returns are not sufficient to provide for the benefits.
▪The 1964 Pension Scheme. Most UK employees recruited before July 1997 built up benefits in this non-contributory defined benefit scheme in respect of service up to 31 March 2010. Pensions were calculated by reference to service and pensionable salary. From 1 April
2010, members became eligible to accrue future service benefits in either Afterwork or the Pension Investment Plan, a historic defined contribution section which is now closed to future contributions. The risks that the Barclays Bank Group runs in relation to the 1964 section are typical of final salary pension schemes, principally that investment returns fall short of expectations, that inflation exceeds expectations, and that retirees live longer than expected.
Barclays Pension Savings Plan (BPSP)
The BPSP is a defined contribution scheme providing benefits for all new UK hires from 1 October 2012. BPSP is not subject to the same investment return, inflation or life expectancy risks for the Barclays Bank Group that defined benefit schemes are. Members’ benefits reflect contributions paid and the level of investment returns achieved.
Other
Apart from the UKRF and the BPSP, the Barclays Bank Group operates a number of smaller pension and long-term employee benefits and post-retirement healthcare plans globally, the largest of which are the US defined benefit and defined contribution schemes. Many of the schemes are funded, with assets backing the obligations held in separate legal vehicles such as trusts. Others are operated on an unfunded basis. The benefits provided, the approach to funding, and the legal basis of the schemes, reflect local environments.
Governance
The UKRF operates under trust law and is managed and administered on behalf of the members in accordance with the terms of the Trust
Deed and Rules and all relevant legislation. The Corporate Trustee is Barclays Pension Funds Trustees Limited, a private limited company and a wholly owned subsidiary of Barclays Bank PLC. The Trustee is the legal owner of the assets of the UKRF which are held separately from the assets of the Barclays Bank Group.
The Trustee Board comprises six Management Directors selected by Barclays Bank PLC, of whom three are independent Directors with no relationship with the Barclays Bank Group (and who are not members of the UKRF), plus three Member Nominated Directors selected from eligible active, deferred or pensioner members who apply for the role.
The BPSP is a Group Personal Pension arrangement which operates as a collection of personal pension plans. Each personal pension plan is a direct contract between the employee and the BPSP provider (Legal & General Assurance Society Limited), and is regulated by the FCA.
Similar principles of pension governance apply to the Barclays Bank Group’s other pension schemes, depending on local legislation.
Amounts recognised
The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all
Barclays Bank Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet.
The tables include funded and unfunded post-retirement benefits. The income statement charge with respect to defined contribution schemes is disclosed as part of footnotes to Note 28 Staff costs.

Income statement (credit)/charge
	2024	2023	2022
	£m	£m	£m
Current service cost	150	119	28
Net finance (income)/cost	(157)	(222)	(122)
Past service cost	—	—	20
Other movements	1	(1)	—
Total	(6)	(104)	(74)
Barclays Bank PLC is the principal employer of the UKRF and hence Scheme Assets and Defined Benefit Obligations relating to the UKRF are recognised within the Barclays Bank Group. Barclays Bank UK PLC and Barclays Execution Services Limited are participating employers in the UKRF and their share of the UKRF service cost is borne by them. Of the £168m current service cost in the table below, £5m relates to
Barclays Bank UK PLC and £13m relates to Barclays Execution Services Limited. While the entire current service cost obligation is accounted for in the Barclays Bank Group, the income statement charge is accounted for across all the participating employers.

Balance sheet reconciliation
	2024		2023
	Barclays Bank Group Total	Of which relates to UKRF	Barclays Bank Group Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(21,420)	(20,618)	(20,801)	(19,990)
Current service cost	(168)	(155)	(151)	(141)
Interest costs on scheme liabilities	(930)	(901)	(959)	(929)
Remeasurement gain/(loss) - financial	1,804	1,797	(698)	(683)
Remeasurement gain/(loss) - demographic	12	13	311	310
Remeasurement (loss)/gain - experience	(55)	(54)	(264)	(260)
Employee contributions	(6)	—	(5)	(1)
Benefits paid	1,226	1,189	1,115	1,075
Exchange and other movements	13	—	32	1
Benefit obligation at end of the year	(19,524)	(18,729)	(21,420)	(20,618)
Fair value of scheme assets at beginning of the year	24,914	24,234	25,360	24,680
Interest income on scheme assets	1,087	1,062	1,181	1,155
Employer contribution	37	22	54	39
Remeasurement - return on scheme assets (less)/greater than discount rate	(2,192)	(2,184)	(532)	(548)
Employee contributions	6	—	5	1
Benefits paid	(1,221)	(1,189)	(1,115)	(1,075)
Exchange and other movements	(8)	(17)	(39)	(18)
Fair value of scheme assets at end of the year	22,623	21,928	24,914	24,234
Net surplus	3,099	3,199	3,494	3,616
Retirement benefit assets	3,263	3,199	3,667	3,616
Retirement benefit liabilities	(164)	—	(173)	—
Net retirement benefit assets	3,099	3,199	3,494	3,616
Included within the Barclays Bank Group’s benefit obligation is £695m (2023: £694m) relating to overseas pensions and £99m (2023:
£108m) relating to other post-employment benefits.
Barclays has considered the potential implications for the UKRF of the ruling and appeal in Virgin Media v NTL Pension Trustees II Ltd.
Activity to date has not identified any relevant amendments to the UKRF (of the nature of that found to have been void in the Virgin Media case) that were not subject to actuarial confirmation. No material additional benefit obligation is expected.
As at 31 December 2024, the UKRF’s scheme assets were in surplus versus IAS 19 obligations by £3,199m (2023: £3,616m). During 2024, the decrease in the UKRF surplus was driven by changes in market conditions. Defined benefit obligation reduced due to increases in underlying corporate bond yields, however assets reduced by a higher amount. The UKRF’s hedging strategy is more aligned to the funding basis than the accounting basis.
The weighted average duration of the benefit payments reflected in the defined benefit obligation for the UKRF is 11 years (2023: 12 years).
The UKRF expected benefits promised to date are projected to be paid out for in excess of 50 years, although 32% of the benefits are expected to be paid in the next 10 years; 33% in years 11 to 20 and 21% in years 21 to 30. The remainder of the benefits are expected to be paid beyond 30 years.
Of the £1,189m (2023: £1,075m) UKRF benefits paid out, £165m (2023: £122m) related to transfers out of the fund.
Where a scheme’s assets exceed its obligation, an asset is recognised to the extent that it does not exceed the present value of future contribution holidays or refunds of contributions (the asset ceiling). In the case of the UKRF the asset ceiling is not applied as, in certain specified circumstances such as wind-up, the Barclays Bank Group expects to be able to recover any surplus. Similarly, a liability in respect of future minimum funding requirements is not recognised. The Trustee does not have a substantive right to augment benefits, nor do they have the right to wind-up the plan except in the dissolution of Barclays Bank PLC or termination of contributions by Barclays Bank PLC. The application of the asset ceiling to other plans and recognition of additional liabilities in respect of future minimum funding requirements are considered on an individual plan basis.
Critical accounting estimates and judgements
Actuarial valuation of the scheme's obligation is dependent upon a series of assumptions. Below is a summary of the main financial and demographic assumptions adopted for the UKRF.

Key UKRF financial assumptions	2024	2023
	% p.a.	% p.a.
Discount rate	5.44	4.49
Inflation rate (RPI)	3.32	3.17
The UKRF discount rate assumption for 2024 was based on a standard WTW RATE Link model. The RPI inflation assumption for 2024 was set by reference to the Bank of England’s implied inflation curve. The inflation assumption incorporates a deduction of 20 basis points as an allowance for an inflation risk premium. The methodology used to derive the discount rate and inflation assumptions is consistent with that used at the prior year end.
The UKRF’s post-retirement mortality assumptions are based on best estimates derived from an analysis in 2022 of the UKRF’s own post-
retirement mortality experience and taking account of recent evidence from published mortality surveys. An allowance has been made for future mortality improvements based on the 2023 core projection model published by the Continuous Mortality Investigation Bureau subject to a long-term trend of 1.25% per annum in future improvements (2023: 1.25% per annum). The table below shows how the assumed life expectancy, for members of the UKRF, has changed since last year:

Assumed life expectancy[1]	2024	2023
Life expectancy at 60 for current pensioners (years)
– Males	26.5	26.5
– Females	29.4	29.3
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	28.0	28.0
– Females	30.8	30.7
Note:
1 The life expectancies disclosed are in respect of a population of the membership that represents c60% of the Defined Benefit Obligation of UKRF (excluding the Afterwork section which has no post-retirement mortality risk) with the remaining members having life expectancy at age 60 of between 26.3 years and
29.4 years.
Approximately, 70% of the longevity risk for current pensioners has been reinsured and the transactions will provide income to the UKRF if pensions are paid out for longer than expected. The contracts form part of the UKRF’s investment portfolio.
Sensitivity analysis on actuarial assumptions
The sensitivity analysis has been calculated by valuing the UKRF liabilities using the amended assumptions shown in the table below and keeping the remaining assumptions the same as disclosed in the table above, except in the case of the inflation sensitivity where other assumptions that depend on assumed inflation have also been amended correspondingly. The difference between the recalculated liability figure and that stated in the balance sheet reconciliation table above is the figure shown. The selection of these movements to illustrate the sensitivity of the defined benefit obligation to key assumptions should not be interpreted as the Barclays Bank Group expressing any specific view of the probability of such movements happening.

Change in key assumptions
	2024	2023

	(Decrease)/Increase in UKRF defined benefit obligation	(Decrease)/Increase in UKRF defined benefit obligation
	£bn	£bn
Discount rate
0.5% p.a. increase	(1.0)	(1.2)
0.25% p.a. increase	(0.5)	(0.6)
0.25% p.a. decrease	0.5	0.6
0.5% p.a. decrease	1.1	1.3
Assumed RPI
0.5% p.a. increase	0.7	0.8
0.25% p.a. increase	0.3	0.4
0.25% p.a. decrease	(0.4)	(0.4)
0.5% p.a. decrease	(0.7)	(0.8)
Life expectancy at 60
one year increase	0.5	0.6
one year decrease	(0.5)	(0.6)
Assets
A long-term investment strategy has been set for the UKRF, with its asset allocation comprising a mixture of gilts, bonds, property and other appropriate assets. This recognises that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, among other aims, that investments are adequately diversified.
The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Barclays Bank Group Total				Of which relates to UKRF
	Quoted	Unquoted[1]	Value	% of total fair value of scheme assets	Quoted	Unquoted[1]	Value	% of total fair value of scheme assets
	£m	£m	£m	%	£m	£m	£m	%
As at 31 December 2024
Equities	121	—	121	0.5	—	—	—	—
Private equities	—	2,134	2,134	9.4	—	2,134	2,134	9.7
Bonds - fixed government	1,546	—	1,546	6.8	1,306	—	1,306	6.0
Bonds - index-linked government	8,234	—	8,234	36.4	8,214	—	8,214	37.5
Bonds - corporate and other	5,604	717	6,321	27.9	5,395	717	6,112	27.9
Property	19	1,238	1,257	5.6	—	1,238	1,238	5.6
Infrastructure	—	1,388	1,388	6.1	—	1,388	1,388	6.3
Hedge funds	9	1,390	1,399	6.2	—	1,390	1,390	6.3
Derivatives	(7)	(1,799)	(1,806)	(8.0)	(7)	(1,799)	(1,806)	(8.2)
Longevity reinsurance contracts	—	(117)	(117)	(0.5)	—	(117)	(117)	(0.5)
Cash and liquid assets[2]	(454)	2,529	2,075	9.2	(464)	2,529	2,065	9.4
Mixed investment funds	8	—	8	—	—	—	—	—
Other	7	56	63	0.4	—	4	4	—
Fair value of scheme assets	15,087	7,536	22,623	100.0	14,444	7,484	21,928	100.0

As at 31 December 2023
Equities	116	—	116	0.5	—	—	—	—
Private equities	—	2,259	2,259	9.1	—	2,259	2,259	9.3
Bonds - fixed government	1,544	—	1,544	6.2	1,289	—	1,289	5.3
Bonds - index-linked government	9,400	—	9,400	37.7	9,383	—	9,383	38.8
Bonds - corporate and other	6,014	1,237	7,251	29.1	5,818	1,237	7,055	29.1
Property	17	1,197	1,214	4.9	—	1,197	1,197	4.9
Infrastructure	814	720	1,534	6.2	814	720	1,534	6.3
Hedge funds	11	1,309	1,320	5.3	—	1,309	1,309	5.4
Derivatives	25	(1,584)	(1,559)	(6.3)	25	(1,584)	(1,559)	(6.4)
Longevity reinsurance contracts	—	(131)	(131)	(0.5)	—	(131)	(131)	(0.5)
Cash and liquid assets[2]	(1,134)	3,036	1,902	7.6	(1,143)	3,036	1,893	7.8
Mixed Investment funds	12	—	12	—	—	—	—	—
Other	5	47	52	0.2	—	5	5	—
Fair value of scheme assets	16,824	8,090	24,914	100.0	16,186	8,048	24,234	100.0
Notes
1.Valuation of unquoted assets is provided by the underlying managers or qualified independent valuers. The valuation for some of the unquoted assets, in particular private equities, is based on valuations as at 30 September 2024 adjusted by cash flows, these being the latest available valuations as at the point of publication. All valuations are determined in accordance with relevant industry guidance. Barclays Bank Group does not believe these valuations will differ materially from the fair value, in the context of the overall UKRF asset size.
2.Cash and liquid assets for the UKRF consists of £404m (2023: £354m) cash, £80m (2023: £91m) receivables/payables, £2,529m (2023: £3,036m) pooled cash funds and £(948)m (2023: £(1,588)m) repurchase agreements.
Included within the fair value of UKRF scheme assets was nil (2023: nil) relating to shares in Barclays PLC and nil (2023: nil) relating to bonds issued by Barclays PLC or Barclays Bank PLC. The UKRF also invests in pooled investment vehicles which may hold shares or debt issued by Barclays PLC.
At 31 December 2024, 38% of the UKRF assets were invested in liability-driven investment strategies; primarily UK gilts as well as interest rate and inflation swaps. These swaps are used to better match the assets to its liabilities. The swaps are used to reduce the scheme’s inflation and duration risks against its liabilities.
The UKRF employs derivative instruments, where appropriate, to match assets more closely to liabilities, or to achieve a desired exposure or return. The value of assets shown reflects the assets held by the UKRF, with any derivative holdings reflected on a fair value basis. The UKRF uses repurchase agreements and reverse repurchase agreements to achieve the Trustee’s liability hedging objective. Investment managers are allowed to undertake repo transactions on the UKRF’s existing gilt holdings to raise cash with which to buy additional gilts for efficient portfolio management; and reverse repo transactions to receive gilts and be paid a fee for providing cash.
The UKRF has a comprehensive and robust liquidity framework in place. The aim of the liquidity framework is to ensure that pension payments and other liquidity outflows are paid in due course, sufficient liquidity and collateral is maintained to achieve strategic allocation targets and that all liquidity outflows/collateral needs are covered without forced sale or strategic asset allocation changes.
The UKRF holds two longevity reinsurance contracts covering 70% of the current pensioner liabilities. The contracts provide income to the
UKRF if pensions are paid out for longer than expected. At 31 December 2024, the combined value of the contracts was £(117)m (2023:
£(131)m). The negative value reflects the estimated impact of changes in the reinsurance market, demographic assumptions and risk premia since the contracts were entered into by the UKRF.
For information on the UKRF Trustee’s approach to Responsible Investment and Climate Risk, in the context of managing the UKRF, please refer to the UKRF Trustee website at https://epa.towerswatson.com/accounts/barclays/public/barclays-bank-responsible-investment-
policy/.
Triennial valuation
The UKRF annual funding update as at 30 September 2024 showed a funding surplus of £1.75bn compared to £2.02bn as at 30 September
2023. The main reasons for the decrease were the impact of investment returns relative to liabilities and benefit accrual exceeding contributions received.
The main differences between the funding and accounting assumptions are a different approach to setting the discount rate and a more conservative life expectancy assumption for funding.
As part of the 2022 triennial valuation, the Trustee and Barclays Bank PLC agreed an annual adequacy test on a basis more prudent than the
IAS 19 or funding bases. Should the UKRF be sufficiently funded on this basis, the regular employer contributions to the UKRF to fund future
Afterwork accrual will not be required in the following calendar year. The test will be reviewed at the 2025 triennial valuation. The test was passed in September, so no regular employer contributions are required for 2025.
The next funding valuation of the UKRF is due to be completed in 2026 with an effective date of 30 September 2025.
Other support measures agreed which remain in place
Collateral – Barclays Bank PLC has entered into an agreement with the UKRF Trustee to provide collateral to cover at least 100% of any funding deficit with an overall cap of £9bn, to provide security if the UKRF is in a funding deficit. The collateral pool is currently zero reflecting the surplus funding position. The arrangement provides the UKRF Trustee with dedicated access to the pool of assets in the event of Barclays Bank PLC not paying any required deficit reduction contribution to the UKRF or in the event of Barclays Bank PLC’s insolvency.
Participation – As permitted under the Financial Services and Markets Act 2000 (Banking Reform) (Pensions) Regulations 2015, currently
Barclays Bank UK PLC is a participating employer in the UKRF and will remain so during a transitional phase as set out in a deed of participation. Barclays Bank PLC, a fellow subsidiary of Barclays PLC, is the principal employer of the UKRF. In the event of Barclays Bank
PLC’s insolvency during this period, provision has been made to require Barclays Bank UK PLC to become the principal employer of the
UKRF. Barclays Bank PLC’s Section 75 debt would be triggered by the insolvency (the debt would be calculated after allowing for the payment to the UKRF of any collateral above). To meet the requirements of the Financial Services and Markets Act 2000 (Banking Reform)
(Pensions) Regulations 2015 it is Barclays' intention to sectionalise the UKRF in July 2025, creating two separate sections – the Barclays Bank
Section and the Barclays UK Section (with Barclays Bank UK PLC participating in the Barclays UK Section only). This will not change the financial position of the UKRF from a consolidated Barclays PLC Group perspective, and members’ benefits will be unchanged as a result of the actions Barclays is taking to meet its regulatory obligations.
Defined benefit contributions paid to the UKRF were £22m (2023: £39m).
There were nil (2023: nil) Section 75 contributions included within the Barclays Bank Group’s contributions paid as no participating employers left the UKRF in 2024.
The Barclays Bank Group’s expected contribution to the UKRF in respect of defined benefits in 2025 is £4m. In addition, the expected contribution to UK defined contribution schemes in 2025 is £3m to the UKRF and £67m to the BPSP.